Long-lived Assets (Details 1) (USD $)	Jul. 31, 2012	Aug. 31, 2011	Jul. 31, 2011
Assets Held For Investment	$ 1,179,276		$ 5,100,519
Less: Accumulated Depreciation	320,899		1,465,590
Assets Held for Investment, Net	$ 858,377	$ 1,029,435	$ 3,634,929